IFRS 16 'Leases' (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2016	Dec. 31, 2019	Jan. 02, 2019
Statement Line Items [Line Items]
Weighted average incremental annual borrowing rate of lease			4.10%
Aggregate to fulfillment of obligation		$ 500
Undiscounted cash outflows amount		$ 1,160
Operating Lease Agreement [Member]
Statement Line Items [Line Items]
Lease description	The Company entered into operating lease agreement for a new facility and headquarter. The lease is for 7 years with two options to extend for an additional three years each option.	The Company has entered into lease agreements in connection with a number of vehicles. The lease periods are generally for three years.
Annual lease consideration	$ 320